Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory
Inventory

4.     Inventory

Inventory consists of the following:

	As of
	June 30,	December 31,
	2011	2010
	(In thousands)
Finished goods - DBS	$316,322	$304,552
Raw materials	80,471	143,100
Work-in-process - used	30,658	36,186
Work-in-process - new	2,507	3,208
Total inventory	$429,958	$487,046

5.     Inventory

Inventory consists of the following:

	As of December 31,
	2010	2009
	(In thousands)
Finished goods - DBS	$304,552	$199,189
Raw materials	143,100	60,837
Work-in-process - used	36,186	34,204
Work-in-process - new	3,208	1,720
Total inventory	$487,046	$295,950

As of December 31, 2010 our inventory balance was $487 million, an increase of $191 million.  The increase was due to fewer gross subscriber additions than anticipated in 2010.  In addition, the inventory balance at December 31, 2009 was lower than normal due to more gross subscriber additions and less churn than forecasted during the second half of 2009.